Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets.
Schedule of reconciliation of changes in intangible assets

	2020
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	674,645	1,668,956	59,409	2,403,010
Accumulated amortization and impairment	—	(825,164)	(39,320)	(864,484)
Net balance at the beginning of the year	674,645	843,792	20,089	1,538,526

Disposals	—	—	(55)	(55)
Amortization	—	(60,936)	(2,842)	(63,778)
Impairment of non-current assets - note 33	(267,342)	(131,110)	—	(398,452)
Transfers - note 23 (a)	—	—	4,649	4,649
Foreign exchange effects	(869)	(2,876)	(740)	(4,485)
Balance at the end of the year	406,434	648,870	21,101	1,076,405

Cost	673,776	1,665,149	53,463	2,392,388
Accumulated amortization and impairment	(267,342)	(1,016,279)	(32,362)	(1,315,983)
Balance at the end of the year	406,434	648,870	21,101	1,076,405

Average annual depreciation rates %	—	UoP	—

	2019
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization and impairment	—	(620,600)	(38,237)	(658,837)
Net balance at the beginning of the year	674,800	1,049,045	18,616	1,742,461

Additions	—	—	56	56
Disposals	—	—	(377)	(377)
Amortization	—	(105,262)	(2,332)	(107,594)
Impairment of non-current assets - note 33	—	(99,450)	—	(99,450)
Transfers - note 23 (a)	—	—	4,782	4,782
Foreign exchange effects	(155)	(541)	(656)	(1,352)
Balance at the end of the year	674,645	843,792	20,089	1,538,526

Cost	674,645	1,668,956	59,409	2,403,010
Accumulated amortization and impairment	—	(825,164)	(39,320)	(864,484)
Balance at the end of the year	674,645	843,792	20,089	1,538,526

Average annual depreciation rates %	—	UoP	—